Fees and Expenses	Jul. 22, 2025
iShares iBonds Dec 2025 Term Muni Bond ETF
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	The expense information in the table has been restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(ongoing expenses that you pay each year as apercentage of the value of your investments)1, 2
iShares iBonds Dec 2026 Term Muni Bond ETF
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	The expense information in the table has been restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(ongoing expenses that you pay each year as apercentage of the value of your investments)1, 2
iShares iBonds Dec 2027 Term Muni Bond ETF
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	The expense information in the table has been restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(ongoing expenses that you pay each year as apercentage of the value of your investments)1, 2
iShares iBonds Dec 2028 Term Muni Bond ETF
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	The expense information in the table has been restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(ongoing expenses that you pay each year as apercentage of the value of your investments)1, 2
iShares iBonds Dec 2029 Term Muni Bond ETF
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	The expense information in the table has been restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(ongoing expenses that you pay each year as apercentage of the value of your investments)1, 2
iShares iBonds Dec 2030 Term Muni Bond ETF
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	The expense information in the table has been restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(ongoing expenses that you pay each year as apercentage of the value of your investments)1, 2
iShares iBonds Dec 2031 Term Muni Bond ETF
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	The expense information in the table has been restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(ongoing expenses that you pay each year as apercentage of the value of your investments)1, 2